Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities
Net loss	$ (4,686,000)	$ (6,097,000)
Adjustments for non-cash items:
Deferred income tax recovery	(1,009,000)	(487,000)
Depreciation and depletion	1,338,000	1,779,000
Accretion of reclamation provision	36,000	75,000
Unrealized loss on investments	1,002,000	181,000
Unrealized foreign exchange loss	26,000	528,000
Unwinding of fair value adjustment on term facility	(13,000)	(42,000)
Fair value adjustment on warrant liability	(1,560,000)	13,000
Realized loss on warrants exercised	1,111,000	2,708,000
Share-based payments	1,391,000	1,062,000
Cash Flows From Used In Operations Before Changes In Working Capital	(2,364,000)	(280,000)
Net change in non-cash working capital items	(1,045,000)	(953,000)
Cash Flow from used in operation	3,409,000	(1,233,000)
Financing Activities
Shares and units issued for cash, net of issuance costs	18,110,000	4,686,000
Proceeds from option exercise	237,000	29,000
Proceeds from warrant exercise	803,000	3,705,000
Term facility payments	(2,500,000)	(2,500,000)
Finance lease payments	(437,000)	(596,000)
Equipment loan payments	(72,000)	(163,000)
Net Cash used in financing Activities	16,141,000	5,161,000
Investing Activities
Exploration and evaluation expenditures	(981,000)	(180,000)
Additions to plant, equipment and mining properties	(1,152,000)	(889,000)
Proceeds from sale of long-term investments	0	1,255,000
Purchase of long-term investments	0	(1,177,000)
Net Cash used in investing Activities	(2,133,000)	(991,000)
Change in cash	10,599,000	2,937,000
Effect of exchange rate changes on cash	29,000	(69,000)
Cash, Beginning	11,713,000	9,625,000
Cash, Ending	$ 22,341,000	$ 12,493,000